Subsequent event (Detail Textuals) - $ / shares	Apr. 26, 2018	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
Subsequent event | 2018 Share Incentive Plan
Subsequent Event [Line Items]
Ordinary shares, par value (in dollars per share)	$ 0.001